Consolidated cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 11,011	$ 8,917
Dividends from equity accounted units		890	440
Cash flows from operations		11,901	9,357
Net interest paid		(525)	(327)
Dividends paid to holders of non-controlling interests in subsidiaries		(7)	(53)
Tax paid		(2,196)	(2,053)
Net cash generated from operating activities		9,173	6,924
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	[2]	(5,947)	(4,734)
Sales of property, plant and equipment and intangible assets		207	7
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired		(5)	(6,022)
Purchases of financial assets		(175)	(26)
Sales of financial assets(c)		509	118
Net funding of equity accounted units	[2]	(56)	(378)
Other investing cash flows		17	(187)
Net cash used in investing activities		(5,450)	(11,222)
Cash flows before financing activities		3,723	(4,298)
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(4,211)	(3,762)
Proceeds from additional borrowings, net of issue costs	[3]	431	15,952
Repayment of borrowings and associated derivatives		(688)	(8,021)
Lease principal payments		(302)	(235)
Proceeds from issue of equity to non-controlling interests	[2]	1,092	786
Other financing cash flows		27	0
Net cash from/(used in) financing activities		(3,651)	4,720
Effects of exchange rates on cash and cash equivalents		(24)	107
Net increase/(decrease) in cash and cash equivalents		48	529
Opening cash and cash equivalents less overdrafts		8,865	8,484
Closing cash and cash equivalents less overdrafts		$ 8,913	$ 9,013

[1]

(a) Cash flows from consolidated operations		2026 US$m	2025 US$m
Profit after tax for the period		7,194	4,536
Adjustments for:
– Taxation	6	2,119	2,201
– Finance items		961	951
– Share of profit after tax of equity accounted units		(1,114)	(717)
– Gains on disposal of interests in business		(19)	—
– Net impairment charges	5	—	122
– Depreciation and amortisation		3,613	2,958
– Provisions (including exchange differences on provisions)		956	341
Utilisation of other provisions		(43)	(150)
Utilisation of provisions for close-down and restoration	9	(477)	(422)
Utilisation of provisions for post-retirement benefits and other employment costs		(183)	(87)
Change in inventories		(840)	(250)
Change in receivables and other assets		(143)	(81)
Change in trade and other payables		(661)	(299)
Other items		(352)	(186)
		11,011	8,917

[2]
In 2026, our net cash outflow in relation to the Simandou iron ore project, excluding cash generated from operating activities, was
US$219 million (30 June 2025: US$486 million). This includes cash outflows of US$1,117 million (30 June 2025: US$822 million)
for purchases of property, plant and equipment and cash inflows of US$898 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited (30 June 2025: US$667 million). In the prior period, cash outflows also included US$331 million as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port Holding Entities.

[3]
In 2026, we drew down US$175 million of the US$1,175 million Rincon funding facility, with proceeds recorded net of transaction costs. In
2025, we drew down on our US$7 billion bridge loan facility to fund the acquisition of Arcadium Lithium plc. The facility was subsequently repaid on 19 March 2025 following our US$9 billion bond issuance of fixed and floating rate SEC-registered debt securities on 14 March
2025. Refer to note 10 for further details.